Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Fortis Inc.
Entity Address, Address Line Three	Fortis Place
Entity Address, Address Line Two	Suite 1100
Entity Address, Address Line One	5 Springdale Street
Entity Address, City or Town	St. John's
Entity Address, State or Province	NL
Entity Address, Country	CA
Entity Address, Postal Zip Code	A1E 0E4
Entity Central Index Key	0001666175
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false